Debt	12 Months Ended
Dec. 31, 2022
Debt [Abstract]
Debt [Text Block]

18Debt

Accounting policies
Debt

Debt is initially measured at fair value net of directly attributable transaction costs. Subsequently, debt is measured at amortized cost using the effective interest rate method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. Debt is derecognized when the obligation under the liability is discharged, cancelled or has expired.

Lease liabilities

Lease liabilities are measured at the present value of the lease payments due over the lease term, generally discounted using the incremental borrowing rate. Lease liabilities are subsequently measured at amortized cost using the effective interest method. Lease liabilities are remeasured in case of modifications or reassessments of the lease.

Philips has a USD 2.5 billion Commercial Paper Program and a EUR 1 billion committed standby revolving credit facility that can be used for general group purposes, such as a backstop of its Commercial Paper Program. As of December 31, 2022, Philips did not have any loans outstanding under either facility. These facilities do not have a material adverse change clause, have no financial covenants and no credit-rating-related acceleration possibilities. Philips issued commercial paper of EUR 200 million in September 2022 and EUR 101 million in October 2022, that was repaid throughout the fourth quarter of 2022. In addition, Philips secured a EUR 1 billion credit facility in the fourth quarter of 2022 that can be used for general corporate purposes. As of December 31, 2022, Philips had EUR 500 million outstanding under the credit facility. The facility does not have a material adverse change clause, has no financial covenants and no credit-rating-related acceleration possibilities. As per March 9, 2020, Philips established a Euro Medium-Term Note (EMTN) program, a framework that facilitates the issuance of notes for a total amount up to EUR 10 billion. In 2022 Philips issued three new tranches under the program for a total of EUR 2 billion, while also redeeming its outstanding 2023 and 2024 Notes and issuing a tender offer on the outstanding 2025 and 2026 Notes.

The provisions applicable to all USD-denominated corporate bonds issued by the company in March 2008 and March 2012 (due 2038 and 2042) contain a ‘Change of Control Triggering Event’. If the company would experience such an event with respect to a series of corporate bonds the company might be required to offer to purchase the bonds that are still outstanding at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest, if any. Furthermore, the conditions applicable to the EUR-denominated corporate bonds issued in 2018, 2019, 2020 and 2022 (due 2025, 2026, 2027, 2028, 2029, 2030 and 2033) contain a similar provision (‘Change of Control Put Event’). Upon the occurrence of such an event, the company might be required to redeem or purchase any of such bonds at their principal amount together with interest accrued. Philips’ outstanding long-term debt do not contain financial covenants.

In April 2022, Philips announced a series of Liability Management transactions to optimize its debt maturity profile. The transactions included the issuance of three series of Notes under its EMTN program for a total of EUR 2 billion with maturities in 2027, 2029 and 2033. Part of the proceeds were used to tender certain of Philips’ outstanding US Dollar denominated bonds due 2025 and 2026 and Euro-denominated bonds due 2023, 2024 and 2025, as well as make-whole and fully redeem the Euro-denominated bonds due 2023 and 2024 that were not purchased as part of the Euro tender offer. Philips issued Commercial Paper of EUR 200 million in September 2022 and EUR 101 million in October 2022. These tranches were repaid throughout the fourth quarter of 2022. In addition, in October 2022 Philips entered into a EUR 1 billion credit facility that can be used for general corporate purposes. The credit facility matures in October 2023 and has a 12-month extension option at Philips discretion. Per year-end 2022, EUR 500 million was utilized and outstanding under the credit facility. In 2022, Philips entered into a total amount of EUR 63 million forward contracts relating to the company’s long-term incentive and employee stock purchase plans. A total of EUR 57 million forward contracts relating to the long-term incentive and employee stock purchase plans as announced in 2020 and EUR 83 million of forwards related to the share buyback program announced in 2021 matured throughout 2022.

In February 2021, Philips entered into two new bilateral loans amounting to a total of EUR 500 million (EUR 250 million each) with a tenor of up to one year, that were repaid in September 2021. In 2021, Philips also entered into a total amount of EUR 731 million of forward contracts relating to the EUR 1.5 billion share buyback program announced on July 26, 2021, with maturity dates in 2022, 2023 and 2024. A total amount of EUR 745 million of forward contracts matured in 2021, which completed the settlement of the EUR 1.5 billion share buyback program announced on January 29, 2019.  In addition, Philips entered into a total amount of EUR 90 million of forward contracts in 2021 relating to the long-term incentive and employee stock purchase plans announced on May 19, 2021, with maturity dates in 2023, and a total amount of EUR 123 million of forward contracts matured in 2021 relating to the company's long-term incentive and employee stock purchase plans announced on October 22, 2018 and January 29, 2020.

Long-term debt

The following tables present information about the long-term debt outstanding, its maturity and average interest rates in 2022 and 2021.

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	2022
	amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,378		1,378	250	1,128	14.3	6.3%
EUR bonds	4,061		4,061	1,836	2,225	5.7	1.7%
Forward contracts	858	606	252	252		1.0
Lease liabilities	1,082	230	852	504	348	3.9	2.4%
Bank borrowings	705	2	702	702		1.9	1.7%
Other long-term debt	28	4	24	17	6	8.9	2.9%
Long-term debt	8,111	842	7,270	3,562	3,706	6.1	2.4%

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	2021
	amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,313		1,313	255	1,058	15.1	6.3%
EUR bonds	3,233		3,233	2,242	991	4.4	1.0%
Forward contracts	934	196	738	738		1.6
Lease liabilities	1,220	257	963	580	383	4.2	2.1%
Bank borrowings	203	1	202	202		3.2	0.1%
Other long-term debt	30	5	26	18	8	8.6	3.5%
Long-term debt	6,933	459	6,473	4,034	2,439	6.0	2.1%
Bonds

The following table presents the amount outstanding and effective rate of bonds.

Philips Group

Unsecured Bonds

in millions of EUR unless otherwise stated

	effective rate	2021	2022
Unsecured EUR Bonds
Due 06/09/2023; 1/2%	0.634%	500
Due 02/05/2024; 3/4%	0.861%	500
Due 22/05/2026; 1/2%	0.608%	750	750
Due 02/05/2028; 1 3/8%	1.523%	500	500
Due 30/03/2025; 1 3/8%	1.509%	500	346
Due 30/03/2030; 2%	2.128%	500	500
Due 05/05/2027; 1 7/8%	2.049%		750
Due 05/11/2029; 2 1/8%	2.441%		650
Due 05/05/2033; 2 5/8%	2.710%		600
Unsecured USD Bonds
Due 15/05/2025; 7 3/4%	7.429%	56	51
Due 01/06/2026; 7 1/5%	6.885%	120	119
Due 15/05/2025; 7 1/8%	6.794%	74	78
Due 11/03/2038; 6 7/8%	7.210%	641	683
Due 15/03/2042; 5%	5.273%	441	470
Adjustments1)		(37)	(57)
Unsecured Bonds		4,545	5,439
1)Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.
Leases

The following table presents a reconciliation between the total of future minimum lease payments and their present value.

Philips Group

Lease liabilities

in millions of EUR

	2021			2022
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	280	22	257	251	21	230
Between one and five years	636	56	580	554	49	505
More than five years	417	34	383	376	28	348
Lease liabilities	1,333	113	1,220	1,180	98	1,082

Short-term debt

Philips Group

Short-term debt

in millions of EUR

	2021	2022
Short-term bank borrowings	47	89
Current portion of long-term debt	459	842
Short-term debt	506	931

During 2022, the weighted average interest rate on the bank borrowings was 5.7% (2021: 1.2%). This increase was mainly driven by financial market conditions across various countries globally.